Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Compensation of Key Management Personnel
(a)
Compensation of Key Management Personnel

	2024	2023	2022

	US$	US$	US$
Short-term employee benefits	3,415,969	2,898,544	1,555,658
Post-employment benefits	105,007	137,168	56,105
Termination benefits	475,000	—	—
Share-based payments expense	3,214,616	4,221,472	4,664,767
	7,210,592	7,257,184	6,276,530